Time Charter, Voyage and Port Terminal Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OTHER EXPENSES [Abstract]
Fuel	$ 11,839	$ 13,901	$ 27,185
Time charter	1,521	1,307	2,468
Ports payroll and related costs	6,304	5,657	5,305
Docking expenses	3,287	3,299	2,819
Maritime and regulatory fees	610	909	1,156
Towing expenses	2,297	1,612	2,353
Other expenses	6,281	6,879	6,367
Total	$ 32,139	$ 33,564	$ 47,653